Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a) Basis of presentation

The unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

(b) Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Group and its subsidiaries are eliminated upon consolidation.

(c) Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating the useful lives of long-lived assets, assessing the impairment of long-lived assets, recognition of right-of-use (“ROU”) assets and operating lease liabilities, revenue recognition, valuation of ordinary shares, share-based compensation expenses, recoverability of deferred tax assets and the fair value of the financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d) Foreign currency translation

The functional currency of Zai Lab Limited and Zai Lab (Hong Kong) Limited are the United States dollar ("$"). The Group's PRC subsidiaries determined their functional currency to be Chinese Renminbi ("RMB"). The Group's Australia subsidiary determined its functional currency to be Australia dollar ("A$"). The determination of the respective functional currency is based on the criteria of Accounting Standard Codification ("ASC") 830, Foreign Currency Matters. The Group uses the United States dollar as its reporting currency.

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders' deficits and comprehensive loss.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the period are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

(e) Cash, cash equivalents and restricted cash

Cash and cash equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand, demand deposits and highly liquid investments with maturity of less than three months and are stated at cost plus interests earned, which approximates fair value.

Restricted cash

Restricted cash mainly consists of the bank deposits held as collateral for issuance of letters of credit.

(f) Short-term investments

Short-term investments are time deposits with original maturities more than three months. Short-term investments are stated at cost, which approximates fair value. Interest earned is included in interest income.

(g) Accounts receivable

Accounts receivable are recorded at the amounts due from customers and net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded when the collection of the full amount is no longer probable. In evaluating the collectability of accounts receivable, the Group considers many factors including aging of the receivable due, the customer's payment history, creditworthiness, financial conditions, and current economic trends. Credit losses of accounts receivable, which may be for all or part of a particular accounts receivable, shall be deducted from the allowance. The related accounts receivable balance shall be charged off in the period in which the accounts receivable are deemed uncollectible. Recoveries of accounts receivable previously charged written off shall be recorded when received. The Group regularly reviews the adequacy and appropriateness of any allowance for doubtful accounts. No allowance for doubtful accounts was recorded as of September 30, 2019.

(h) Inventories

Inventories are stated at the lower of cost or net realizable value, with cost determined on a weighted average basis. The Group periodically reviews the composition of inventory in order to identify obsolete, slow-moving or otherwise non-saleable items. The Group will record a write-down to its net realizable value in the period that the decline in value is first identified. No inventory provision was recorded as of September 30, 2019.

(i) Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Construction in progress represents property and equipment under construction and pending installation and is stated at cost less impairment losses if any.

(j) Lease

In February 2016, the Financial Accounting Standards Board ("FASB") released Accounting Standards Update No. 2016-02 ("ASU 2016-02"), Leases (Topic 842). ASU 2016-02 requires lessees to record lease contracts on the balance sheet by recognizing a right-of-use ("ROU") asset and lease liability with certain practical expedients available. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make fixed minimum lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of fixed minimum lease payments over the lease term, including optional periods for which it is reasonably certain the renewal option will be exercised.

In July 2018, the FASB released Accounting Standards Update No. 2018-11 ("ASU 2018-11"), Leases (Topic 842): Targeted Improvements, providing entities with an additional optional transition method. The provisions of ASU 2016-02, and all related ASUs, are effective for interim periods and fiscal years beginning after December 15, 2018, with early adoption permitted.

The Group adopted ASU 2016-02 utilizing the optional transition approach under ASU 2018-11 and applied the package of practical expedients beginning January 1, 2019. As a result of utilizing the optional transition method, the Group's reporting for periods prior to January 1, 2019 continue to be reported in accordance with Leases (Topic 840).

The Group elected the following additional practical expedients: (i) for office space, we do not separate the lease and nonlease components, which primarily relate to common area maintenance and utilities, and (ii) exclude all leases that are twelve months or less from the ROU assets and lease liabilities.

For leases in place upon adoption, the Group used the remaining lease term as of January 1, 2019 in determining the incremental borrowing rate ("IBR"). For the initial measurement of the lease liabilities for leases commencing on or after January 1, 2019, the IBR at the lease commencement date was applied.

The Group's lease portfolio consists entirely of operating leases, the adoption of ASU 2016-02 resulted in the initial recognition of ROU assets of $7.1 million and related lease liabilities of $7.0 million on the unaudited condensed consolidated balance sheet at January 1, 2019. Upon adoption, the Group reclassified $0.1 million prepaid rent to operating ROU assets. The Group's leases do not contain any material residual value guarantees or material restrictive covenants. Additionally, the adoption of ASU 2016-02 did not materially affect the unaudited condensed consolidated statements of income or the unaudited condensed consolidated statements of cash flows.

The impact on the unaudited condensed consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	As of	Effect of	As of
	December 31,	the option of	January 1,
	2018	ASU 2016-02	2019
	As reported		As adjusted
	$	$	$
Assets:
Prepayments and other current assets	5,749,260	(138,740)	5,610,520
Operating lease right-of-use assets	—	7,093,473	7,093,473

Liabilities:
Current operating lease liabilities	—	(2,286,889)	(2,286,889)
Non-current operating lease liabilities	—	(4,667,844)	(4,667,844)

The total lease cost for the nine months end September 30, 2018 and 2019 were $1,025,977 and $2,709,576, respectively. The increases of the ROU asset and operating lease liability balance as of September 30, 2019 were mainly from the contracts newly signed during the nine months end September 30, 2019. All of the Group's leases were determined to be operating lease.

(k) Land use rights

The Group's land use rights are reported at cost and are amortized on a straight-line basis over the remaining term of land certificates.

In 2019, the Group acquired land use rights from the local Bureau of Land and Resources in Suzhou for the purpose of constructing and operating the research center and biologics manufacturing facility in Suzhou. The land use rights are being amortized over the respective terms of the land use rights, which are 30 years.

(l) Fair value measurements

The Group applies ASC topic 820 ("ASC 820"), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Group primarily include cash, cash equivalents and restricted cash, short-term investments, accounts receivable, prepayments and other current assets, short-term borrowings, accounts payable and other payables. As of December 31, 2018 and September 30, 2019, the carrying values of cash and cash equivalents, short-term investments, accounts receivable, prepayments and other current assets, short-term borrowings, accounts payable and other payable approximated their fair values due to the short-term maturity of these instruments, and the carrying value of restricted cash approximates its fair value based on the nature of the assessment of the ability to recover these amounts.

(m) Revenue recognition

In May 2014, the Financial Accounting Standards Board (FASB) issued a comprehensive new standard which amends revenue recognition principles. In 2018, the Group adopted of ASC topic 606 ("ASC 606"), Revenue from Contracts with Customers, in recognition of revenue. Under ASC 606, the Group recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration expected to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of ASC 606, the Group performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group's source of revenue is product sales. The contracts with customers generally contain a single performance obligation and the Group recognizes revenue from product sales when the Group has satisfied the performance obligation by transferring control of the product to the customers. Control of the product generally transfers to the customer upon delivery.

The timing between the recognition of revenue for product sales and the receipt of payment is not significant. Therefore the Group do not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between the transfer of the promised good to the customer and receipt of payment will be one year or less.

For the nine months ended September 30, 2019, the Group's product revenues were generated from the sale of ZEJULA (niraparib) and OPTUNE (TTField) to customers, which are typically healthcare providers such as oncology centers through its distributors. Based on the nature of the arrangement, the Group has determined that it is a principal in the transaction since the Group is primarily responsible for fulfilling the promise to provide the products to the customer, maintains inventory risk until delivery to the customer and has latitude in establishing the price. Revenue was recognized at the amount to which the Group expected to be entitled in exchange for the sale of the products, which is the sales price agreed with the customers. Consideration paid to the distributor is recognized in operating expenses.

(n) Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Group, (3) costs related to preclinical testing of the Group's technologies under development and clinical trials such as payments to contract research organizations (“CROs”), investigators and clinical trial sites that conduct the Group's clinical studies (4) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group's research and development services and have no alternative future uses.

The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under US GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval which meet the capitalization criteria would be capitalized as intangible assets and amortized over the estimated remaining useful life of the related product. The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

(o) Stock-based compensation

The Group grants share options to eligible employees, management and directors and accounts for these share based awards in accordance with ASC 718, Compensation-Stock Compensation.

Employees' share-based awards are measured at the grant date fair value of the awards and recognized as expenses (1) immediately at grant date if no vesting conditions are required; or (2) using graded vesting method over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

The Group determined the fair value of the stock options granted to employees. Before 2018, the Group applied binomial option pricing model in determining the estimated fair value of the options granted to employees. In 2018, the Group changed to use the Black-Scholes option valuation model since the Group expected the Black-Scholes option valuation model provide a better estimate of fair value. A change in the valuation technique is a change in accounting estimate for the purposes of applying ASC 250, and shall be applied prospectively to new awards.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which intended to reduce cost and complexity and to improve financial reporting for nonemployee share-based payments. The ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Group adopted this ASU on January 1, 2019. The adoption of this standard did not have a material effect on the Group's unaudited condensed financial statements.

(p) Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses for the nine months ended September 30, 2018 and 2019:

	For the nine months ended September 30,
	2018	2019
	$	$
A	14,879,238	*
B	10,769,334	*
C	*	28,136,372
D	*	18,474,269

*	Represents less than 10% of research and development expenses for the nine months ended September 30, 2018 and 2019.

Concentration of credit risk

Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments, and prepayments to suppliers. The carrying amounts of cash and cash equivalents, restricted cash and short-term investments represent the maximum amount of loss due to credit risk. As of December 31, 2018 and September 30, 2019, all of the Group's cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the prepayments to suppliers, the Group performs on-going credit evaluations of the financial condition of these suppliers.

Foreign currency risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB26,878,093 and RMB52,610,689, which were denominated in RMB, as of December 31, 2018 and September 30, 2019, respectively, representing 6% and 11% of the cash, cash equivalents and restricted cash as of December 31, 2018 and September 30, 2019, respectively.

(q) Recent accounting pronouncements

In June 2016, the FASB released Accounting Standards Update No.2016-13 ("ASU 2016-13"), Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaces the existing impairment model for most financial assets from an incurred loss impairment model to a current expected credit loss model, which requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires credit losses relating to AFS debt securities to be recognized through an allowance for credit losses. The provisions of ASU 2016-13 are to be applied using a modified retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2016-13.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): The amendments in ASU 2018-13 eliminate the requirements to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, valuation processes for Level 3 fair value measurements, and policy for timing of transfers between levels. ASU 2018-13 also provides clarification in the measurement uncertainty disclosure by explaining that the disclosure is to communicate information about the uncertainty in measurement as of the reporting date. In addition, ASU 2018-13 added the following requirements: changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. Finally, ASU 2018-13 updated language to further encourage entities to apply materiality when considering de minimis for disclosure requirements. The guidance will be applied retrospectively for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with the exception of amendments to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements, and the narrative description of measurement uncertainty which will be applied prospectively. The Group is currently evaluating the impact of adopting ASU 2018-13.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This update clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer and precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. The update is effective in fiscal years beginning after December 15, 2019, and interim periods therein, and early adoption is permitted for entities that have adopted ASC 606. This guidance should be applied retrospectively to the date of initial application of Topic 606. The Group is currently evaluating the impact on its financial statements of adopting this guidance.